UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,005.80	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,007.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,007.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,009.50	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,010.70	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,010.70	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,026.60	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,027.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,027.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,032.50	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,033.80	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,033.80	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.4	12.2
Florida	10.0	11.6
Texas	8.0	7.5
Illinois	7.2	4.3
California	7.1	4.4
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	36.9
Special Tax	15.8	8.4
Health Care	12.8	12.5
Electric Utilities	10.6	12.7
Transportation	8.2	7.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	2.4	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	2.3	2.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 7.0%	AAA 8.2%
AA,A 81.4%	AA,A 77.0%
BBB 11.4%	BBB 10.6%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Arizona - 7.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 106,649
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	505,000	555,904
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	209,250
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,939,228
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	965,674
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	342,463
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	381,017
		4,500,185
California - 7.1%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	275,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15 (a)	2,000,000	2,189,040
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	829,523
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,077,660
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	217,672
		4,589,395
Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,067,000
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	819,563
		1,886,563
Florida - 10.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,071,080
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,958
Series 2010 A1, 5% 6/1/15	150,000	163,640
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	553,015
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 360,000	$ 397,998
Series 2009 B, 5% 6/1/15	500,000	552,775
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	530,980
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	825,360
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,102,170
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,100,620
		6,438,596
Georgia - 0.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	212,990
Hawaii - 2.5%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	534,140
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,106,570
		1,640,710
Illinois - 7.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,498
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,625,670
Series 2010, 5% 1/1/15	275,000	295,675
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	275,523
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,211,394
		4,620,760
Indiana - 2.1%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,320
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	222,206
		1,323,526
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	785,415
Maryland - 0.9%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	548,959
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 4.5%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	$ 600,000	$ 666,540
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	543,795
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	563,080
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,102,620
		2,876,035
Michigan - 5.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	545,360
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	821,888
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,005,010
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,036,640
		3,408,898
Nevada - 4.9%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	194,007
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,210,880
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	757,344
		3,162,231
New Jersey - 5.0%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	655,734
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,742,308
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	547,925
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	113,568
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	162,797
		3,222,332
New Mexico - 1.5%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	998,973
Municipal Bonds - continued
	Principal Amount	Value
New York - 11.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	$ 1,085,000	$ 1,185,797
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	791,882
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	531,345
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	488,915
Series 2010 E, 5% 8/1/15	300,000	333,351
Series 2011 A, 3% 8/1/15	100,000	106,017
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,296,300
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	248,028
5% 5/1/15	1,000,000	1,089,990
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,345
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	551,255
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	624,272
		7,353,497
North Carolina - 2.9%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	652,469
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	108,469
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,098,300
		1,859,238
Ohio - 2.9%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	554,915
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	273,043
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,030,550
		1,858,508
Oklahoma - 0.9%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	550,800
Pennsylvania - 4.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	272,920
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	$ 500,000	$ 538,905
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,299,996
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	819,698
		2,931,519
Puerto Rico - 2.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,374,464
Texas - 8.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	557,385
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	109,450
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	641,497
Series A, 5% 7/1/15	125,000	138,484
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	479,205
Series 2010, 5% 5/15/15	500,000	549,815
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	546,375
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	1,002,910
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,112,260
		5,137,381
Washington - 3.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	378,627
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,581,707
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	556,830
		2,517,164
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 525,450
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $63,617,824)	64,323,589
NET OTHER ASSETS (LIABILITIES) - 0.2%	100,948
NET ASSETS - 100%	$ 64,424,537
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.2%
Special Tax	15.8%
Health Care	12.8%
Electric Utilities	10.6%
Transportation	8.2%
Education	7.7%
Water & Sewer	6.7%
Others* (Individually Less Than 5%)	3.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $63,617,824)		$ 64,323,589
Cash		1,501,862
Receivable for fund shares sold		60,165
Interest receivable		797,570
Other receivables		338
Total assets		66,683,524

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,187,620
Payable for fund shares redeemed	35,436
Distributions payable	7,843
Accrued management fee	16,234
Distribution and service plan fees payable	1,114
Other affiliated payables	10,740
Total liabilities		2,258,987

Net Assets		$ 64,424,537
Net Assets consist of:
Paid in capital		$ 63,718,223
Undistributed net investment income		3,458
Accumulated undistributed net realized gain (loss) on investments		(2,909)
Net unrealized appreciation (depreciation) on investments		705,765
Net Assets		$ 64,424,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,369,140 ÷ 523,623 shares)	$ 10.25

Maximum offering price per share (100/97.25 of $10.25)	$ 10.54
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($53,612,315 ÷ 5,228,510 shares)	$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,443,082 ÷ 530,822 shares)	$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 439,620

Expenses
Management fee	$ 92,918
Transfer agent fees	30,982
Distribution and service plan fees	6,336
Independent trustees' compensation	110
Miscellaneous	70
Total expenses before reductions	130,416
Expense reductions	(1,342)	129,074
Net investment income (loss)		310,546
Change in net unrealized appreciation (depreciation) on investment securities		102,260
Net increase (decrease) in net assets resulting from operations		$ 412,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 310,546	$ 413,471
Net realized gain (loss)	-	(2,859)
Change in net unrealized appreciation (depreciation)	102,260	559,761
Net increase (decrease) in net assets resulting from operations	412,806	970,373
Distributions to shareholders from net investment income	(310,546)	(410,012)
Share transactions - net increase (decrease)	8,576,928	39,131,397
Total increase (decrease) in net assets	8,679,188	39,691,758

Net Assets
Beginning of period	55,745,349	16,053,591
End of period (including undistributed net investment income of $3,458 and undistributed net investment income of $3,458, respectively)	$ 64,424,537	$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.040	.095	.005
Net realized and unrealized gain (loss)	.020	.191	.039
Total from investment operations	.060	.286	.044
Distributions from net investment income	(.040)	(.096)	(.004)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C, D	.58%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	.77% A	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,369	$ 5,045	$ 3,027
Portfolio turnover rate	0% A	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.053	.120	.007
Net realized and unrealized gain (loss)	.020	.192	.040
Total from investment operations	.073	.312	.047
Distributions from net investment income	(.053)	(.122)	(.007)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C	.71%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.02% A	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,612	$ 46,034	$ 10,456
Portfolio turnover rate	0% A	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.053	.121	.007
Net realized and unrealized gain (loss)	.020	.191	.040
Total from investment operations	.073	.312	.047
Distributions from net investment income	(.053)	(.122)	(.007)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C	.71%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.02% A	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,443	$ 4,667	$ 2,572
Portfolio turnover rate	0% A	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.1	17.0
Florida	14.7	12.1
Pennsylvania	8.5	5.0
Michigan	6.9	5.6
New Jersey	5.3	6.8
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.9	40.6
Health Care	18.2	14.6
Special Tax	12.1	8.6
Electric Utilities	10.7	9.5
Education	6.7	6.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	4.4	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	3.9	4.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 3.2%	AAA 4.1%
AA,A 82.5%	AA,A 82.9%
BBB 10.9%	BBB 7.0%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 2.0%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 588,355
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	291,803
		880,158
California - 17.1%
California Gen. Oblig. 5% 3/1/17	215,000	248,987
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	705,228
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17 (a)	1,000,000	1,158,920
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,103,810
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	566,665
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	289,638
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	587,425
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	581,105
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,506,121
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	164,190
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	437,084
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	343,254
		7,692,427
Connecticut - 3.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	480,000	488,390
Series D, 5% 7/1/17	1,000,000	1,132,400
		1,620,790
Florida - 14.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	572,695
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	837,861
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	583,555
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	$ 1,000,000	$ 1,162,820
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,161,400
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,183,750
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	573,620
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	295,938
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	220,786
		6,592,425
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	230,464
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	287,658
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/17	515,000	592,137
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	506,836
		1,617,095
Illinois - 4.8%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	394,787
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	232,374
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,137,100
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	284,100
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	116,833
		2,165,194
Indiana - 1.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	509,735
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	224,058
		733,793
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	$ 500,000	$ 553,410
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	559,645
		1,113,055
Massachusetts - 5.0%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	956,760
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,179,420
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	117,574
		2,253,754
Michigan - 6.9%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,706,201
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,113,440
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	261,344
		3,080,985
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	578,495
New Jersey - 5.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,129,770
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	353,826
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	325,598
Series 2011 B, 5% 6/15/17	500,000	581,805
		2,390,999
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	607,030
New York - 5.2%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	354,104
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	799,333
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	469,134
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 116,624
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	581,105
		2,320,300
North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	430,445
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	440,085
		870,530
Ohio - 2.0%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	112,597
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	146,664
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	659,220
		918,481
Pennsylvania - 8.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	344,073
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	983,910
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,102,310
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,401,448
		3,831,741
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	265,068
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,518
Texas - 4.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	590,700
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	421,366
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	$ 500,000	$ 570,830
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	589,460
		2,172,356
Utah - 0.9%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	400,348
Washington - 1.3%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	276,640
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,523
		569,163
Wisconsin - 1.3%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	560,160
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $42,433,865)	43,378,865
NET OTHER ASSETS (LIABILITIES) - 3.4%	1,525,761
NET ASSETS - 100%	$ 44,904,626
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.9%
Health Care	18.2%
Special Tax	12.1%
Electric Utilities	10.7%
Education	6.7%
Transportation	5.7%
Others* (Individually Less Than 5%)	12.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,433,865)		$ 43,378,865
Cash		2,209,747
Receivable for fund shares sold		15,000
Interest receivable		502,161
Other receivables		382
Total assets		46,106,155

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,159,370
Payable for fund shares redeemed	16,485
Distributions payable	6,185
Accrued management fee	11,117
Distribution and service plan fees payable	1,052
Other affiliated payables	7,320
Total liabilities		1,201,529

Net Assets		$ 44,904,626
Net Assets consist of:
Paid in capital		$ 43,961,929
Undistributed net investment income		1,840
Accumulated undistributed net realized gain (loss) on investments		(4,143)
Net unrealized appreciation (depreciation) on investments		945,000
Net Assets		$ 44,904,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,982,598 ÷ 474,862 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($35,072,175 ÷ 3,342,721 shares)	$ 10.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,849,853 ÷ 462,234 shares)	$ 10.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 388,109

Expenses
Management fee	$ 60,627
Transfer agent fees	20,216
Distribution and service plan fees	5,434
Independent trustees' compensation	71
Miscellaneous	43
Total expenses before reductions	86,391
Expense reductions	(1,178)	85,213
Net investment income (loss)		302,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(41)
Change in net unrealized appreciation (depreciation) on investment securities		77,301
Net gain (loss)		77,260
Net increase (decrease) in net assets resulting from operations		$ 380,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 302,896	$ 389,958
Net realized gain (loss)	(41)	39,482
Change in net unrealized appreciation (depreciation)	77,301	882,867
Net increase (decrease) in net assets resulting from operations	380,156	1,312,307
Distributions to shareholders from net investment income	(302,899)	(388,113)
Distributions to shareholders from net realized gain	(42,129)	-
Total distributions	(345,028)	(388,113)
Share transactions - net increase (decrease)	9,714,317	22,310,865
Redemption fees	76	273
Total increase (decrease) in net assets	9,749,521	23,235,332

Net Assets
Beginning of period	35,155,105	11,919,773
End of period (including undistributed net investment income of $1,840 and undistributed net investment income of $1,843, respectively)	$ 44,904,626	$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.067	.150	.012
Net realized and unrealized gain (loss)	.032	.480	(.011)
Total from investment operations	.099	.630	.001
Distributions from net investment income	(.067)	(.150)	(.011)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.079)	(.150)	(.011)
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C, D	.95%	6.34%	.01%
Ratios to Average Net Assets H
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	1.27% A	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,983	$ 3,986	$ 2,618
Portfolio turnover rate	0% A, F	5%	0% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount represents less than 1%.

G For the period May 19, 2011 (commencement of operations) to June 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.080	.176	.014
Net realized and unrealized gain (loss)	.033	.480	(.010)
Total from investment operations	.113	.656	.004
Distributions from net investment income	(.081)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.093)	(.176)	(.014)
Redemption fees added to paid in capital D	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C	1.07%	6.61%	.04%
Ratios to Average Net Assets G
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.51% A	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,072	$ 27,328	$ 6,801
Portfolio turnover rate	0% A, E	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.080	.176	.015
Net realized and unrealized gain (loss)	.033	.480	(.011)
Total from investment operations	.113	.656	.004
Distributions from net investment income	(.081)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.093)	(.176)	(.014)
Redemption fees added to paid in capital D	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C	1.07%	6.61%	.04%
Ratios to Average Net Assets G
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.51% A	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,850	$ 3,841	$ 2,500
Portfolio turnover rate	0% A, E	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	15.4	13.4
New York	12.9	6.6
California	8.0	9.1
Illinois	7.6	8.6
Michigan	6.6	7.4
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.6	34.6
Special Tax	18.4	24.0
Transportation	13.6	8.3
Health Care	10.7	11.9
Education	5.7	5.9
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.5	5.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 8.9%	AAA 10.1%
AA,A 84.2%	AA,A 82.7%
BBB 3.3%	BBB 3.7%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 5.8%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 742,324
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	736,932
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	573,505
		2,052,761
California - 8.0%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,255,143
California Gen. Oblig. 5.5% 4/1/19	500,000	619,740
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	583,265
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	394,335
		2,852,483
Florida - 15.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,191,180
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	292,763
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	610,285
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	967,624
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,206,110
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	587,940
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	620,490
		5,476,392
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	239,904
Illinois - 7.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,174,160
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 382,437
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,151,080
		2,707,677
Indiana - 0.9%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	309,335
Iowa - 2.7%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	978,054
Maryland - 5.4%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	724,019
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,183,540
		1,907,559
Massachusetts - 3.5%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,235,270
Michigan - 6.6%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,177,380
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,171,540
		2,348,920
Minnesota - 3.5%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	752,973
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	490,639
		1,243,612
New Jersey - 4.7%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	716,193
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	594,240
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	367,743
		1,678,176
New Mexico - 2.1%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	739,032
Municipal Bonds - continued
	Principal Amount	Value
New York - 12.9%
New York City Gen. Oblig. Series 2011 E, 5% 8/1/19	$ 1,000,000	$ 1,224,670
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	616,840
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,219,040
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,219,400
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	314,985
		4,594,935
Ohio - 2.8%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	980,513
Pennsylvania - 5.8%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	117,384
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	213,835
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	947,360
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	779,384
		2,057,963
Texas - 4.2%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	304,840
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	589,560
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	616,570
		1,510,970
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	130,458
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.4%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,221,960
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $32,337,991)	34,265,974
NET OTHER ASSETS (LIABILITIES) - 3.6%	1,296,707
NET ASSETS - 100%	$ 35,562,681
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.6%
Special Tax	18.4%
Transportation	13.6%
Health Care	10.7%
Education	5.7%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	8.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,337,991)		$ 34,265,974
Cash		867,219
Receivable for fund shares sold		25,000
Interest receivable		467,469
Other receivables		196
Total assets		35,625,858

Liabilities
Payable for fund shares redeemed	$ 41,092
Distributions payable	5,568
Accrued management fee	8,864
Transfer agent fee payable	5,875
Distribution and service plan fees payable	1,778
Total liabilities		63,177

Net Assets		$ 35,562,681
Net Assets consist of:
Paid in capital		$ 33,635,709
Undistributed net investment income		2,105
Accumulated undistributed net realized gain (loss) on investments		(3,116)
Net unrealized appreciation (depreciation) on investments		1,927,983
Net Assets		$ 35,562,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,535,711 ÷ 786,849 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($20,313,688 ÷ 1,872,584 shares)	$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,713,282 ÷ 618,848 shares)	$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 427,605

Expenses
Management fee	$ 50,261
Transfer agent fees	16,755
Distribution and service plan fees	10,661
Independent trustees' compensation	60
Miscellaneous	39
Total expenses before reductions	77,776
Expense reductions	(641)	77,135
Net investment income (loss)		350,470
Change in net unrealized appreciation (depreciation) on investment securities		513,107
Net increase (decrease) in net assets resulting from operations		$ 863,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 350,470	$ 528,479
Net realized gain (loss)	-	(3,115)
Change in net unrealized appreciation (depreciation)	513,107	1,495,376
Net increase (decrease) in net assets resulting from operations	863,577	2,020,740
Distributions to shareholders from net investment income	(350,474)	(526,282)
Distributions to shareholders from net realized gain	-	(1,306)
Total distributions	(350,474)	(527,588)
Share transactions - net increase (decrease)	3,873,614	13,574,006
Redemption fees	5	78
Total increase (decrease) in net assets	4,386,722	15,067,236

Net Assets
Beginning of period	31,175,959	16,108,723
End of period (including undistributed net investment income of $2,105 and undistributed net investment income of $2,109, respectively)	$ 35,562,681	$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.215	.017
Net realized and unrealized gain (loss)	.180	.721	(.051)
Total from investment operations	.283	.936	(.034)
Distributions from net investment income	(.103)	(.215)	(.016)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.103)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C, D	2.66%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.64% A
Net investment income (loss)	1.89% A	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,536	$ 9,017	$ 5,092
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.117	.242	.019
Net realized and unrealized gain (loss)	.180	.720	(.050)
Total from investment operations	.297	.962	(.031)
Distributions from net investment income	(.117)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.117)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C	2.79%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.14% A	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,314	$ 15,946	$ 5,967
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.117	.241	.019
Net realized and unrealized gain (loss)	.180	.721	(.050)
Total from investment operations	.297	.962	(.031)
Distributions from net investment income	(.117)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.117)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C	2.79%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.14% A	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,713	$ 6,213	$ 5,050
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	12.7	14.0
New Jersey	12.6	14.0
Texas	10.9	9.6
Florida	8.4	7.7
New York	6.9	3.7
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.7	48.5
Health Care	17.5	14.5
Special Tax	10.6	9.6
Electric Utilities	9.3	7.8
Education	6.8	7.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	8.4	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	7.0	7.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 5.2%	AAA 5.8%
AA,A 85.6%	AA,A 87.9%
BBB 5.7%	BBB 1.6%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 702,139
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	362,415
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	617,210
		1,681,764
California - 12.7%
California Gen. Oblig. 5% 3/1/21	600,000	721,254
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	597,495
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	590,100
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,172,960
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	313,630
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	619,030
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	126,628
Series 2011 C, 5% 5/1/21 (b)	500,000	604,685
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,328
		5,043,110
Florida - 8.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	604,455
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	302,743
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	923,603
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	916,395
Series 2012 A, 5% 7/1/21	500,000	610,930
		3,358,126
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	310,983
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	508,490
		819,473
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.0%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 605,450
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	572,260
		1,177,710
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	243,452
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	308,328
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	380,142
		931,922
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	579,357
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	250,546
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	488,128
		1,318,031
Michigan - 6.5%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	597,970
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	256,240
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	594,875
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,134,910
		2,583,995
Minnesota - 5.0%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	604,220
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,371,263
		1,975,483
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	618,180
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	306,908
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 12.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 1,000,000	$ 807,330
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,471,314
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	648,194
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,201,220
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	904,013
		5,032,071
New York - 6.9%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	578,940
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	852,715
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	695,826
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	620,300
		2,747,781
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	240,852
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,238,960
		1,479,812
Pennsylvania - 4.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	422,693
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	594,560
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	600,970
		1,618,223
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	871,038
Texas - 10.9%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	546,887
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	923,663
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	$ 445,000	$ 520,423
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	312,735
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	599,330
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	241,978
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	575,280
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	634,435
		4,354,731
Washington - 3.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	816,116
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	164,876
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	305,828
		1,286,820
Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,244,230
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $35,921,615)	38,449,408
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,385,202
NET ASSETS - 100%	$ 39,834,610
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.7%
Health Care	17.5%
Special Tax	10.6%
Electric Utilities	9.3%
Education	6.8%
Others* (Individually Less Than 5%)	12.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,921,615)		$ 38,449,408
Cash		991,594
Receivable for fund shares sold		215,000
Interest receivable		489,481
Other receivables		247
Total assets		40,145,730

Liabilities
Payable for fund shares redeemed	$ 277,624
Distributions payable	14,779
Accrued management fee	10,077
Distribution and service plan fees payable	1,937
Other affiliated payables	6,703
Total liabilities		311,120

Net Assets		$ 39,834,610
Net Assets consist of:
Paid in capital		$ 37,305,908
Undistributed net investment income		2,784
Accumulated undistributed net realized gain (loss) on investments		(1,875)
Net unrealized appreciation (depreciation) on investments		2,527,793
Net Assets		$ 39,834,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,266,147 ÷ 838,422 shares)	$ 11.05

Maximum offering price per share (100/97.25 of $11.05)	$ 11.36
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($23,978,331 ÷ 2,169,624 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,590,132 ÷ 596,290 shares)	$ 11.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 545,239

Expenses
Management fee	$ 57,250
Transfer agent fees	19,083
Distribution and service plan fees	11,196
Independent trustees' compensation	68
Miscellaneous	44
Total expenses before reductions	87,641
Expense reductions	(587)	87,054
Net investment income (loss)		458,185
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,225
Change in net unrealized appreciation (depreciation) on investment securities		727,916
Net gain (loss)		752,141
Net increase (decrease) in net assets resulting from operations		$ 1,210,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 458,185	$ 668,595
Net realized gain (loss)	24,225	104,127
Change in net unrealized appreciation (depreciation)	727,916	1,873,939
Net increase (decrease) in net assets resulting from operations	1,210,326	2,646,661
Distributions to shareholders from net investment income	(458,201)	(665,786)
Distributions to shareholders from net realized gain	(68,695)	(62,049)
Total distributions	(526,896)	(727,835)
Share transactions - net increase (decrease)	3,963,009	17,171,212
Redemption fees	863	802
Total increase (decrease) in net assets	4,647,302	19,090,840

Net Assets
Beginning of period	35,187,308	16,096,468
End of period (including undistributed net investment income of $2,784 and undistributed net investment income of $2,800, respectively)	$ 39,834,610	$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.122	.248	.017
Net realized and unrealized gain (loss)	.230	.906	(.040)
Total from investment operations	.352	1.154	(.023)
Distributions from net investment income	(.122)	(.248)	(.017)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.142)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C, D	3.25%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	2.19% A	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,266	$ 8,546	$ 5,168
Portfolio turnover rate	8% A	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.135	.275	.019
Net realized and unrealized gain (loss)	.231	.905	(.040)
Total from investment operations	.366	1.180	(.021)
Distributions from net investment income	(.136)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.156)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C	3.38%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.44% A	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,978	$ 20,274	$ 5,921
Portfolio turnover rate	8% A	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.136	.274	.020
Net realized and unrealized gain (loss)	.230	.906	(.041)
Total from investment operations	.366	1.180	(.021)
Distributions from net investment income	(.136)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.156)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C	3.38%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.44% A	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,590	$ 6,367	$ 5,008
Portfolio turnover rate	8% A	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV)include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 63,617,824	$ 722,621	$ (16,856)	$ 705,765
Fidelity Municipal Income 2017 Fund	42,433,865	1,019,188	(74,188)	945,000
Fidelity Municipal Income 2019 Fund	32,337,991	1,943,317	(15,334)	1,927,983
Fidelity Municipal Income 2021 Fund	35,921,615	2,531,907	(4,114)	2,527,793

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

No expiration Short-term
Fidelity Municipal Income 2015 Fund	$ (2,859)
Fidelity Municipal Income 2019 Fund	(3,115)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	11,624,194	-
Fidelity Municipal Income 2017 Fund	10,666,593	20,000
Fidelity Municipal Income 2019 Fund	3,894,936	-
Fidelity Municipal Income 2021 Fund	5,886,391	1,543,350

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 6,336	$ 4,725
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 5,434	$ 4,513
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 10,661	$ 7,193
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 11,196	$ 8,048

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 25
Fidelity Municipal Income 2017 Fund
Class A	$ 44
Fidelity Municipal Income 2019 Fund
Class A	$ 148
Fidelity Municipal Income 2021 Fund
Class A	$ 299

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 2,534
Municipal Income 2015	25,831
Institutional Class	2,617
$ 30,982
Fidelity Municipal Income 2017 Fund
Class A	$ 2,172
Municipal Income 2017	15,729
Institutional Class	2,315
$ 20,216
Fidelity Municipal Income 2019 Fund
Class A	$ 4,265
Municipal Income 2019	9,280
Institutional Class	3,210
$ 16,755
Fidelity Municipal Income 2021 Fund
Class A	$ 4,479
Municipal Income 2021	11,346
Institutional Class	3,258
$ 19,083

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 70
Fidelity Municipal Income 2017 Fund	43
Fidelity Municipal Income 2019 Fund	39
Fidelity Municipal Income 2021 Fund	44

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 1,342
Fidelity Municipal Income 2017 Fund	1,178
Fidelity Municipal Income 2019 Fund	641
Fidelity Municipal Income 2021 Fund	587

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 19,598	$ 40,376
Municipal Income 2015	264,187	329,304
Institutional Class	26,761	40,332
Total	$ 310,546	$ 410,012

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 27,627	$ 49,518
Municipal Income 2017	239,955	285,696
Institutional Class	35,317	52,899
Total	$ 302,899	$ 388,113
From net realized gain
Class A	$ 4,576	$ -
Municipal Income 2017	32,628	-
Institutional Class	4,925	-
Total	$ 42,129	$ -
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 81,533	$ 141,375
Municipal Income 2019	199,742	256,042
Institutional Class	69,199	128,865
Total	$ 350,474	$ 526,282
From net realized gain
Class A	$ -	$ 375
Municipal Income 2019	-	612
Institutional Class	-	319
Total	$ -	$ 1,306
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 98,938	$ 157,950
Municipal Income 2021	279,026	354,597
Institutional Class	80,237	153,239
Total	$ 458,201	$ 665,786
From net realized gain
Class A	$ 16,021	$ 15,383
Municipal Income 2021	40,845	31,859
Institutional Class	11,829	14,807
Total	$ 68,695	$ 62,049

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	92,161	210,061	$ 946,201	$ 2,132,789
Reinvestment of distributions	1,762	3,764	18,089	38,320
Shares redeemed	(63,244)	(22,350)	(648,952)	(228,830)
Net increase (decrease)	30,679	191,475	$ 315,338	$ 1,942,279
Municipal Income 2015
Shares sold	1,517,332	3,955,174	$ 15,570,940	$ 40,231,306
Reinvestment of distributions	22,298	28,918	228,883	294,831
Shares redeemed	(809,519)	(527,182)	(8,306,053)	(5,374,030)
Net increase (decrease)	730,111	3,456,910	$ 7,493,770	$ 35,152,107
Institutional Class
Shares sold	141,993	222,413	$ 1,456,938	$ 2,267,854
Reinvestment of distributions	2,023	3,648	20,766	37,140
Shares redeemed	(69,200)	(26,203)	(709,884)	(267,983)
Net increase (decrease)	74,816	199,858	$ 767,820	$ 2,037,011
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	140,408	152,768	$ 1,480,427	$ 1,573,497
Reinvestment of distributions	2,928	4,565	30,836	47,213
Shares redeemed	(49,071)	(38,920)	(516,433)	(407,155)
Net increase (decrease)	94,265	118,413	$ 994,830	$ 1,213,555
Municipal Income 2017
Shares sold	984,888	2,007,948	$ 10,366,820	$ 20,712,587
Reinvestment of distributions	22,842	25,104	240,586	260,179
Shares redeemed	(274,853)	(104,279)	(2,891,718)	(1,080,868)
Net increase (decrease)	732,877	1,928,773	$ 7,715,688	$ 19,891,898
Institutional Class
Shares sold	134,946	116,587	$ 1,419,775	$ 1,207,115
Reinvestment of distributions	3,567	4,979	37,565	51,453
Shares redeemed	(43,125)	(5,077)	(453,541)	(53,156)
Net increase (decrease)	95,388	116,489	$ 1,003,799	$ 1,205,412

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	38,002	321,371	$ 412,458	$ 3,365,754
Reinvestment of distributions	7,241	13,112	78,494	137,669
Shares redeemed	(103,116)	(1,513)	(1,110,225)	(16,192)
Net increase (decrease)	(57,873)	332,970	$ (619,273)	$ 3,487,231
Municipal Income 2019
Shares sold	478,377	904,639	$ 5,169,324	$ 9,410,432
Reinvestment of distributions	16,189	22,597	175,581	237,489
Shares redeemed	(115,743)	(33,204)	(1,250,040)	(346,997)
Net increase (decrease)	378,823	894,032	$ 4,094,865	$ 9,300,924
Institutional Class
Shares sold	42,659	62,596	$ 460,888	$ 660,871
Reinvestment of distributions	6,042	12,174	65,520	127,480
Shares redeemed	(11,876)	(236)	(128,386)	(2,500)
Net increase (decrease)	36,825	74,534	$ 398,022	$ 785,851
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	53,394	262,065	$ 586,931	$ 2,777,323
Reinvestment of distributions	9,884	15,817	109,193	168,031
Shares redeemed	(13,099)	(8,644)	(143,756)	(89,539)
Net increase (decrease)	50,179	269,238	$ 552,368	$ 2,855,815
Municipal Income 2021
Shares sold	556,115	1,361,091	$ 6,127,401	$ 14,348,257
Reinvestment of distributions	21,670	28,570	239,428	304,093
Shares redeemed	(278,116)	(114,314)	(3,056,224)	(1,220,809)
Net increase (decrease)	299,669	1,275,347	$ 3,310,605	$ 13,431,541
Institutional Class
Shares sold	32,413	94,782	$ 357,852	$ 998,639
Reinvestment of distributions	8,237	15,727	90,986	166,772
Shares redeemed	(31,655)	(26,197)	(348,802)	(281,555)
Net increase (decrease)	8,995	84,312	$ 100,036	$ 883,856

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	12
Fidelity Municipal Income 2017 Fund	20
Fidelity Municipal Income 2019 Fund	47
Fidelity Municipal Income 2021 Fund	43

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 3% would mean that 97% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Semiannual Report

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMI-USAN-0213
1.926262.101

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,005.80	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,007.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,007.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,009.50	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,010.70	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,010.70	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,026.60	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,027.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,027.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,032.50	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,033.80	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,033.80	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.4	12.2
Florida	10.0	11.6
Texas	8.0	7.5
Illinois	7.2	4.3
California	7.1	4.4
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	36.9
Special Tax	15.8	8.4
Health Care	12.8	12.5
Electric Utilities	10.6	12.7
Transportation	8.2	7.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	2.4	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	2.3	2.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 7.0%	AAA 8.2%
AA,A 81.4%	AA,A 77.0%
BBB 11.4%	BBB 10.6%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Arizona - 7.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 106,649
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	505,000	555,904
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	209,250
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,939,228
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	965,674
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	342,463
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	381,017
		4,500,185
California - 7.1%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	275,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15 (a)	2,000,000	2,189,040
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	829,523
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,077,660
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	217,672
		4,589,395
Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,067,000
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	819,563
		1,886,563
Florida - 10.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,071,080
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,958
Series 2010 A1, 5% 6/1/15	150,000	163,640
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	553,015
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 360,000	$ 397,998
Series 2009 B, 5% 6/1/15	500,000	552,775
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	530,980
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	825,360
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,102,170
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,100,620
		6,438,596
Georgia - 0.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	212,990
Hawaii - 2.5%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	534,140
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,106,570
		1,640,710
Illinois - 7.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,498
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,625,670
Series 2010, 5% 1/1/15	275,000	295,675
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	275,523
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,211,394
		4,620,760
Indiana - 2.1%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,320
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	222,206
		1,323,526
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	785,415
Maryland - 0.9%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	548,959
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 4.5%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	$ 600,000	$ 666,540
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	543,795
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	563,080
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,102,620
		2,876,035
Michigan - 5.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	545,360
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	821,888
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,005,010
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,036,640
		3,408,898
Nevada - 4.9%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	194,007
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,210,880
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	757,344
		3,162,231
New Jersey - 5.0%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	655,734
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,742,308
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	547,925
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	113,568
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	162,797
		3,222,332
New Mexico - 1.5%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	998,973
Municipal Bonds - continued
	Principal Amount	Value
New York - 11.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	$ 1,085,000	$ 1,185,797
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	791,882
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	531,345
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	488,915
Series 2010 E, 5% 8/1/15	300,000	333,351
Series 2011 A, 3% 8/1/15	100,000	106,017
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,296,300
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	248,028
5% 5/1/15	1,000,000	1,089,990
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,345
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	551,255
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	624,272
		7,353,497
North Carolina - 2.9%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	652,469
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	108,469
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,098,300
		1,859,238
Ohio - 2.9%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	554,915
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	273,043
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,030,550
		1,858,508
Oklahoma - 0.9%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	550,800
Pennsylvania - 4.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	272,920
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	$ 500,000	$ 538,905
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,299,996
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	819,698
		2,931,519
Puerto Rico - 2.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,374,464
Texas - 8.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	557,385
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	109,450
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	641,497
Series A, 5% 7/1/15	125,000	138,484
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	479,205
Series 2010, 5% 5/15/15	500,000	549,815
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	546,375
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	1,002,910
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,112,260
		5,137,381
Washington - 3.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	378,627
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,581,707
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	556,830
		2,517,164
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 525,450
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $63,617,824)	64,323,589
NET OTHER ASSETS (LIABILITIES) - 0.2%	100,948
NET ASSETS - 100%	$ 64,424,537
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.2%
Special Tax	15.8%
Health Care	12.8%
Electric Utilities	10.6%
Transportation	8.2%
Education	7.7%
Water & Sewer	6.7%
Others* (Individually Less Than 5%)	3.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $63,617,824)		$ 64,323,589
Cash		1,501,862
Receivable for fund shares sold		60,165
Interest receivable		797,570
Other receivables		338
Total assets		66,683,524

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,187,620
Payable for fund shares redeemed	35,436
Distributions payable	7,843
Accrued management fee	16,234
Distribution and service plan fees payable	1,114
Other affiliated payables	10,740
Total liabilities		2,258,987

Net Assets		$ 64,424,537
Net Assets consist of:
Paid in capital		$ 63,718,223
Undistributed net investment income		3,458
Accumulated undistributed net realized gain (loss) on investments		(2,909)
Net unrealized appreciation (depreciation) on investments		705,765
Net Assets		$ 64,424,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,369,140 ÷ 523,623 shares)	$ 10.25

Maximum offering price per share (100/97.25 of $10.25)	$ 10.54
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($53,612,315 ÷ 5,228,510 shares)	$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,443,082 ÷ 530,822 shares)	$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 439,620

Expenses
Management fee	$ 92,918
Transfer agent fees	30,982
Distribution and service plan fees	6,336
Independent trustees' compensation	110
Miscellaneous	70
Total expenses before reductions	130,416
Expense reductions	(1,342)	129,074
Net investment income (loss)		310,546
Change in net unrealized appreciation (depreciation) on investment securities		102,260
Net increase (decrease) in net assets resulting from operations		$ 412,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 310,546	$ 413,471
Net realized gain (loss)	-	(2,859)
Change in net unrealized appreciation (depreciation)	102,260	559,761
Net increase (decrease) in net assets resulting from operations	412,806	970,373
Distributions to shareholders from net investment income	(310,546)	(410,012)
Share transactions - net increase (decrease)	8,576,928	39,131,397
Total increase (decrease) in net assets	8,679,188	39,691,758

Net Assets
Beginning of period	55,745,349	16,053,591
End of period (including undistributed net investment income of $3,458 and undistributed net investment income of $3,458, respectively)	$ 64,424,537	$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.040	.095	.005
Net realized and unrealized gain (loss)	.020	.191	.039
Total from investment operations	.060	.286	.044
Distributions from net investment income	(.040)	(.096)	(.004)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C, D	.58%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	.77% A	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,369	$ 5,045	$ 3,027
Portfolio turnover rate	0% A	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.053	.120	.007
Net realized and unrealized gain (loss)	.020	.192	.040
Total from investment operations	.073	.312	.047
Distributions from net investment income	(.053)	(.122)	(.007)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C	.71%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.02% A	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,612	$ 46,034	$ 10,456
Portfolio turnover rate	0% A	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.053	.121	.007
Net realized and unrealized gain (loss)	.020	.191	.040
Total from investment operations	.073	.312	.047
Distributions from net investment income	(.053)	(.122)	(.007)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C	.71%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.02% A	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,443	$ 4,667	$ 2,572
Portfolio turnover rate	0% A	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.1	17.0
Florida	14.7	12.1
Pennsylvania	8.5	5.0
Michigan	6.9	5.6
New Jersey	5.3	6.8
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.9	40.6
Health Care	18.2	14.6
Special Tax	12.1	8.6
Electric Utilities	10.7	9.5
Education	6.7	6.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	4.4	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	3.9	4.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 3.2%	AAA 4.1%
AA,A 82.5%	AA,A 82.9%
BBB 10.9%	BBB 7.0%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 2.0%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 588,355
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	291,803
		880,158
California - 17.1%
California Gen. Oblig. 5% 3/1/17	215,000	248,987
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	705,228
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17 (a)	1,000,000	1,158,920
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,103,810
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	566,665
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	289,638
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	587,425
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	581,105
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,506,121
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	164,190
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	437,084
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	343,254
		7,692,427
Connecticut - 3.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	480,000	488,390
Series D, 5% 7/1/17	1,000,000	1,132,400
		1,620,790
Florida - 14.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	572,695
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	837,861
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	583,555
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	$ 1,000,000	$ 1,162,820
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,161,400
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,183,750
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	573,620
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	295,938
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	220,786
		6,592,425
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	230,464
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	287,658
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/17	515,000	592,137
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	506,836
		1,617,095
Illinois - 4.8%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	394,787
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	232,374
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,137,100
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	284,100
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	116,833
		2,165,194
Indiana - 1.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	509,735
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	224,058
		733,793
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	$ 500,000	$ 553,410
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	559,645
		1,113,055
Massachusetts - 5.0%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	956,760
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,179,420
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	117,574
		2,253,754
Michigan - 6.9%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,706,201
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,113,440
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	261,344
		3,080,985
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	578,495
New Jersey - 5.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,129,770
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	353,826
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	325,598
Series 2011 B, 5% 6/15/17	500,000	581,805
		2,390,999
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	607,030
New York - 5.2%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	354,104
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	799,333
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	469,134
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 116,624
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	581,105
		2,320,300
North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	430,445
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	440,085
		870,530
Ohio - 2.0%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	112,597
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	146,664
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	659,220
		918,481
Pennsylvania - 8.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	344,073
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	983,910
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,102,310
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,401,448
		3,831,741
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	265,068
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,518
Texas - 4.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	590,700
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	421,366
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	$ 500,000	$ 570,830
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	589,460
		2,172,356
Utah - 0.9%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	400,348
Washington - 1.3%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	276,640
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,523
		569,163
Wisconsin - 1.3%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	560,160
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $42,433,865)	43,378,865
NET OTHER ASSETS (LIABILITIES) - 3.4%	1,525,761
NET ASSETS - 100%	$ 44,904,626
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.9%
Health Care	18.2%
Special Tax	12.1%
Electric Utilities	10.7%
Education	6.7%
Transportation	5.7%
Others* (Individually Less Than 5%)	12.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,433,865)		$ 43,378,865
Cash		2,209,747
Receivable for fund shares sold		15,000
Interest receivable		502,161
Other receivables		382
Total assets		46,106,155

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,159,370
Payable for fund shares redeemed	16,485
Distributions payable	6,185
Accrued management fee	11,117
Distribution and service plan fees payable	1,052
Other affiliated payables	7,320
Total liabilities		1,201,529

Net Assets		$ 44,904,626
Net Assets consist of:
Paid in capital		$ 43,961,929
Undistributed net investment income		1,840
Accumulated undistributed net realized gain (loss) on investments		(4,143)
Net unrealized appreciation (depreciation) on investments		945,000
Net Assets		$ 44,904,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,982,598 ÷ 474,862 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($35,072,175 ÷ 3,342,721 shares)	$ 10.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,849,853 ÷ 462,234 shares)	$ 10.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 388,109

Expenses
Management fee	$ 60,627
Transfer agent fees	20,216
Distribution and service plan fees	5,434
Independent trustees' compensation	71
Miscellaneous	43
Total expenses before reductions	86,391
Expense reductions	(1,178)	85,213
Net investment income (loss)		302,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(41)
Change in net unrealized appreciation (depreciation) on investment securities		77,301
Net gain (loss)		77,260
Net increase (decrease) in net assets resulting from operations		$ 380,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 302,896	$ 389,958
Net realized gain (loss)	(41)	39,482
Change in net unrealized appreciation (depreciation)	77,301	882,867
Net increase (decrease) in net assets resulting from operations	380,156	1,312,307
Distributions to shareholders from net investment income	(302,899)	(388,113)
Distributions to shareholders from net realized gain	(42,129)	-
Total distributions	(345,028)	(388,113)
Share transactions - net increase (decrease)	9,714,317	22,310,865
Redemption fees	76	273
Total increase (decrease) in net assets	9,749,521	23,235,332

Net Assets
Beginning of period	35,155,105	11,919,773
End of period (including undistributed net investment income of $1,840 and undistributed net investment income of $1,843, respectively)	$ 44,904,626	$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.067	.150	.012
Net realized and unrealized gain (loss)	.032	.480	(.011)
Total from investment operations	.099	.630	.001
Distributions from net investment income	(.067)	(.150)	(.011)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.079)	(.150)	(.011)
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C, D	.95%	6.34%	.01%
Ratios to Average Net Assets H
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	1.27% A	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,983	$ 3,986	$ 2,618
Portfolio turnover rate	0% A, F	5%	0% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount represents less than 1%.

G For the period May 19, 2011 (commencement of operations) to June 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.080	.176	.014
Net realized and unrealized gain (loss)	.033	.480	(.010)
Total from investment operations	.113	.656	.004
Distributions from net investment income	(.081)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.093)	(.176)	(.014)
Redemption fees added to paid in capital D	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C	1.07%	6.61%	.04%
Ratios to Average Net Assets G
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.51% A	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,072	$ 27,328	$ 6,801
Portfolio turnover rate	0% A, E	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.080	.176	.015
Net realized and unrealized gain (loss)	.033	.480	(.011)
Total from investment operations	.113	.656	.004
Distributions from net investment income	(.081)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.093)	(.176)	(.014)
Redemption fees added to paid in capital D	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C	1.07%	6.61%	.04%
Ratios to Average Net Assets G
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.51% A	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,850	$ 3,841	$ 2,500
Portfolio turnover rate	0% A, E	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	15.4	13.4
New York	12.9	6.6
California	8.0	9.1
Illinois	7.6	8.6
Michigan	6.6	7.4
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.6	34.6
Special Tax	18.4	24.0
Transportation	13.6	8.3
Health Care	10.7	11.9
Education	5.7	5.9
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.5	5.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 8.9%	AAA 10.1%
AA,A 84.2%	AA,A 82.7%
BBB 3.3%	BBB 3.7%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 5.8%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 742,324
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	736,932
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	573,505
		2,052,761
California - 8.0%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,255,143
California Gen. Oblig. 5.5% 4/1/19	500,000	619,740
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	583,265
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	394,335
		2,852,483
Florida - 15.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,191,180
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	292,763
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	610,285
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	967,624
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,206,110
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	587,940
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	620,490
		5,476,392
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	239,904
Illinois - 7.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,174,160
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 382,437
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,151,080
		2,707,677
Indiana - 0.9%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	309,335
Iowa - 2.7%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	978,054
Maryland - 5.4%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	724,019
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,183,540
		1,907,559
Massachusetts - 3.5%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,235,270
Michigan - 6.6%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,177,380
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,171,540
		2,348,920
Minnesota - 3.5%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	752,973
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	490,639
		1,243,612
New Jersey - 4.7%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	716,193
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	594,240
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	367,743
		1,678,176
New Mexico - 2.1%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	739,032
Municipal Bonds - continued
	Principal Amount	Value
New York - 12.9%
New York City Gen. Oblig. Series 2011 E, 5% 8/1/19	$ 1,000,000	$ 1,224,670
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	616,840
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,219,040
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,219,400
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	314,985
		4,594,935
Ohio - 2.8%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	980,513
Pennsylvania - 5.8%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	117,384
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	213,835
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	947,360
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	779,384
		2,057,963
Texas - 4.2%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	304,840
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	589,560
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	616,570
		1,510,970
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	130,458
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.4%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,221,960
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $32,337,991)	34,265,974
NET OTHER ASSETS (LIABILITIES) - 3.6%	1,296,707
NET ASSETS - 100%	$ 35,562,681
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.6%
Special Tax	18.4%
Transportation	13.6%
Health Care	10.7%
Education	5.7%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	8.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,337,991)		$ 34,265,974
Cash		867,219
Receivable for fund shares sold		25,000
Interest receivable		467,469
Other receivables		196
Total assets		35,625,858

Liabilities
Payable for fund shares redeemed	$ 41,092
Distributions payable	5,568
Accrued management fee	8,864
Transfer agent fee payable	5,875
Distribution and service plan fees payable	1,778
Total liabilities		63,177

Net Assets		$ 35,562,681
Net Assets consist of:
Paid in capital		$ 33,635,709
Undistributed net investment income		2,105
Accumulated undistributed net realized gain (loss) on investments		(3,116)
Net unrealized appreciation (depreciation) on investments		1,927,983
Net Assets		$ 35,562,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,535,711 ÷ 786,849 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($20,313,688 ÷ 1,872,584 shares)	$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,713,282 ÷ 618,848 shares)	$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 427,605

Expenses
Management fee	$ 50,261
Transfer agent fees	16,755
Distribution and service plan fees	10,661
Independent trustees' compensation	60
Miscellaneous	39
Total expenses before reductions	77,776
Expense reductions	(641)	77,135
Net investment income (loss)		350,470
Change in net unrealized appreciation (depreciation) on investment securities		513,107
Net increase (decrease) in net assets resulting from operations		$ 863,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 350,470	$ 528,479
Net realized gain (loss)	-	(3,115)
Change in net unrealized appreciation (depreciation)	513,107	1,495,376
Net increase (decrease) in net assets resulting from operations	863,577	2,020,740
Distributions to shareholders from net investment income	(350,474)	(526,282)
Distributions to shareholders from net realized gain	-	(1,306)
Total distributions	(350,474)	(527,588)
Share transactions - net increase (decrease)	3,873,614	13,574,006
Redemption fees	5	78
Total increase (decrease) in net assets	4,386,722	15,067,236

Net Assets
Beginning of period	31,175,959	16,108,723
End of period (including undistributed net investment income of $2,105 and undistributed net investment income of $2,109, respectively)	$ 35,562,681	$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.215	.017
Net realized and unrealized gain (loss)	.180	.721	(.051)
Total from investment operations	.283	.936	(.034)
Distributions from net investment income	(.103)	(.215)	(.016)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.103)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C, D	2.66%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.64% A
Net investment income (loss)	1.89% A	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,536	$ 9,017	$ 5,092
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.117	.242	.019
Net realized and unrealized gain (loss)	.180	.720	(.050)
Total from investment operations	.297	.962	(.031)
Distributions from net investment income	(.117)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.117)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C	2.79%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.14% A	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,314	$ 15,946	$ 5,967
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.117	.241	.019
Net realized and unrealized gain (loss)	.180	.721	(.050)
Total from investment operations	.297	.962	(.031)
Distributions from net investment income	(.117)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.117)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C	2.79%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.14% A	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,713	$ 6,213	$ 5,050
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	12.7	14.0
New Jersey	12.6	14.0
Texas	10.9	9.6
Florida	8.4	7.7
New York	6.9	3.7
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.7	48.5
Health Care	17.5	14.5
Special Tax	10.6	9.6
Electric Utilities	9.3	7.8
Education	6.8	7.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	8.4	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	7.0	7.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 5.2%	AAA 5.8%
AA,A 85.6%	AA,A 87.9%
BBB 5.7%	BBB 1.6%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 702,139
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	362,415
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	617,210
		1,681,764
California - 12.7%
California Gen. Oblig. 5% 3/1/21	600,000	721,254
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	597,495
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	590,100
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,172,960
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	313,630
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	619,030
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	126,628
Series 2011 C, 5% 5/1/21 (b)	500,000	604,685
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,328
		5,043,110
Florida - 8.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	604,455
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	302,743
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	923,603
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	916,395
Series 2012 A, 5% 7/1/21	500,000	610,930
		3,358,126
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	310,983
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	508,490
		819,473
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.0%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 605,450
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	572,260
		1,177,710
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	243,452
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	308,328
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	380,142
		931,922
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	579,357
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	250,546
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	488,128
		1,318,031
Michigan - 6.5%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	597,970
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	256,240
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	594,875
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,134,910
		2,583,995
Minnesota - 5.0%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	604,220
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,371,263
		1,975,483
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	618,180
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	306,908
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 12.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 1,000,000	$ 807,330
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,471,314
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	648,194
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,201,220
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	904,013
		5,032,071
New York - 6.9%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	578,940
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	852,715
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	695,826
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	620,300
		2,747,781
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	240,852
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,238,960
		1,479,812
Pennsylvania - 4.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	422,693
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	594,560
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	600,970
		1,618,223
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	871,038
Texas - 10.9%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	546,887
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	923,663
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	$ 445,000	$ 520,423
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	312,735
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	599,330
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	241,978
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	575,280
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	634,435
		4,354,731
Washington - 3.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	816,116
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	164,876
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	305,828
		1,286,820
Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,244,230
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $35,921,615)	38,449,408
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,385,202
NET ASSETS - 100%	$ 39,834,610
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.7%
Health Care	17.5%
Special Tax	10.6%
Electric Utilities	9.3%
Education	6.8%
Others* (Individually Less Than 5%)	12.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,921,615)		$ 38,449,408
Cash		991,594
Receivable for fund shares sold		215,000
Interest receivable		489,481
Other receivables		247
Total assets		40,145,730

Liabilities
Payable for fund shares redeemed	$ 277,624
Distributions payable	14,779
Accrued management fee	10,077
Distribution and service plan fees payable	1,937
Other affiliated payables	6,703
Total liabilities		311,120

Net Assets		$ 39,834,610
Net Assets consist of:
Paid in capital		$ 37,305,908
Undistributed net investment income		2,784
Accumulated undistributed net realized gain (loss) on investments		(1,875)
Net unrealized appreciation (depreciation) on investments		2,527,793
Net Assets		$ 39,834,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,266,147 ÷ 838,422 shares)	$ 11.05

Maximum offering price per share (100/97.25 of $11.05)	$ 11.36
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($23,978,331 ÷ 2,169,624 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,590,132 ÷ 596,290 shares)	$ 11.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 545,239

Expenses
Management fee	$ 57,250
Transfer agent fees	19,083
Distribution and service plan fees	11,196
Independent trustees' compensation	68
Miscellaneous	44
Total expenses before reductions	87,641
Expense reductions	(587)	87,054
Net investment income (loss)		458,185
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,225
Change in net unrealized appreciation (depreciation) on investment securities		727,916
Net gain (loss)		752,141
Net increase (decrease) in net assets resulting from operations		$ 1,210,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 458,185	$ 668,595
Net realized gain (loss)	24,225	104,127
Change in net unrealized appreciation (depreciation)	727,916	1,873,939
Net increase (decrease) in net assets resulting from operations	1,210,326	2,646,661
Distributions to shareholders from net investment income	(458,201)	(665,786)
Distributions to shareholders from net realized gain	(68,695)	(62,049)
Total distributions	(526,896)	(727,835)
Share transactions - net increase (decrease)	3,963,009	17,171,212
Redemption fees	863	802
Total increase (decrease) in net assets	4,647,302	19,090,840

Net Assets
Beginning of period	35,187,308	16,096,468
End of period (including undistributed net investment income of $2,784 and undistributed net investment income of $2,800, respectively)	$ 39,834,610	$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.122	.248	.017
Net realized and unrealized gain (loss)	.230	.906	(.040)
Total from investment operations	.352	1.154	(.023)
Distributions from net investment income	(.122)	(.248)	(.017)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.142)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C, D	3.25%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	2.19% A	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,266	$ 8,546	$ 5,168
Portfolio turnover rate	8% A	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.135	.275	.019
Net realized and unrealized gain (loss)	.231	.905	(.040)
Total from investment operations	.366	1.180	(.021)
Distributions from net investment income	(.136)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.156)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C	3.38%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.44% A	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,978	$ 20,274	$ 5,921
Portfolio turnover rate	8% A	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.136	.274	.020
Net realized and unrealized gain (loss)	.230	.906	(.041)
Total from investment operations	.366	1.180	(.021)
Distributions from net investment income	(.136)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.156)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C	3.38%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.44% A	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,590	$ 6,367	$ 5,008
Portfolio turnover rate	8% A	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV)include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 63,617,824	$ 722,621	$ (16,856)	$ 705,765
Fidelity Municipal Income 2017 Fund	42,433,865	1,019,188	(74,188)	945,000
Fidelity Municipal Income 2019 Fund	32,337,991	1,943,317	(15,334)	1,927,983
Fidelity Municipal Income 2021 Fund	35,921,615	2,531,907	(4,114)	2,527,793

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

No expiration Short-term
Fidelity Municipal Income 2015 Fund	$ (2,859)
Fidelity Municipal Income 2019 Fund	(3,115)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	11,624,194	-
Fidelity Municipal Income 2017 Fund	10,666,593	20,000
Fidelity Municipal Income 2019 Fund	3,894,936	-
Fidelity Municipal Income 2021 Fund	5,886,391	1,543,350

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 6,336	$ 4,725
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 5,434	$ 4,513
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 10,661	$ 7,193
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 11,196	$ 8,048

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 25
Fidelity Municipal Income 2017 Fund
Class A	$ 44
Fidelity Municipal Income 2019 Fund
Class A	$ 148
Fidelity Municipal Income 2021 Fund
Class A	$ 299

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 2,534
Municipal Income 2015	25,831
Institutional Class	2,617
$ 30,982
Fidelity Municipal Income 2017 Fund
Class A	$ 2,172
Municipal Income 2017	15,729
Institutional Class	2,315
$ 20,216
Fidelity Municipal Income 2019 Fund
Class A	$ 4,265
Municipal Income 2019	9,280
Institutional Class	3,210
$ 16,755
Fidelity Municipal Income 2021 Fund
Class A	$ 4,479
Municipal Income 2021	11,346
Institutional Class	3,258
$ 19,083

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 70
Fidelity Municipal Income 2017 Fund	43
Fidelity Municipal Income 2019 Fund	39
Fidelity Municipal Income 2021 Fund	44

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 1,342
Fidelity Municipal Income 2017 Fund	1,178
Fidelity Municipal Income 2019 Fund	641
Fidelity Municipal Income 2021 Fund	587

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 19,598	$ 40,376
Municipal Income 2015	264,187	329,304
Institutional Class	26,761	40,332
Total	$ 310,546	$ 410,012

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 27,627	$ 49,518
Municipal Income 2017	239,955	285,696
Institutional Class	35,317	52,899
Total	$ 302,899	$ 388,113
From net realized gain
Class A	$ 4,576	$ -
Municipal Income 2017	32,628	-
Institutional Class	4,925	-
Total	$ 42,129	$ -
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 81,533	$ 141,375
Municipal Income 2019	199,742	256,042
Institutional Class	69,199	128,865
Total	$ 350,474	$ 526,282
From net realized gain
Class A	$ -	$ 375
Municipal Income 2019	-	612
Institutional Class	-	319
Total	$ -	$ 1,306
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 98,938	$ 157,950
Municipal Income 2021	279,026	354,597
Institutional Class	80,237	153,239
Total	$ 458,201	$ 665,786
From net realized gain
Class A	$ 16,021	$ 15,383
Municipal Income 2021	40,845	31,859
Institutional Class	11,829	14,807
Total	$ 68,695	$ 62,049

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	92,161	210,061	$ 946,201	$ 2,132,789
Reinvestment of distributions	1,762	3,764	18,089	38,320
Shares redeemed	(63,244)	(22,350)	(648,952)	(228,830)
Net increase (decrease)	30,679	191,475	$ 315,338	$ 1,942,279
Municipal Income 2015
Shares sold	1,517,332	3,955,174	$ 15,570,940	$ 40,231,306
Reinvestment of distributions	22,298	28,918	228,883	294,831
Shares redeemed	(809,519)	(527,182)	(8,306,053)	(5,374,030)
Net increase (decrease)	730,111	3,456,910	$ 7,493,770	$ 35,152,107
Institutional Class
Shares sold	141,993	222,413	$ 1,456,938	$ 2,267,854
Reinvestment of distributions	2,023	3,648	20,766	37,140
Shares redeemed	(69,200)	(26,203)	(709,884)	(267,983)
Net increase (decrease)	74,816	199,858	$ 767,820	$ 2,037,011
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	140,408	152,768	$ 1,480,427	$ 1,573,497
Reinvestment of distributions	2,928	4,565	30,836	47,213
Shares redeemed	(49,071)	(38,920)	(516,433)	(407,155)
Net increase (decrease)	94,265	118,413	$ 994,830	$ 1,213,555
Municipal Income 2017
Shares sold	984,888	2,007,948	$ 10,366,820	$ 20,712,587
Reinvestment of distributions	22,842	25,104	240,586	260,179
Shares redeemed	(274,853)	(104,279)	(2,891,718)	(1,080,868)
Net increase (decrease)	732,877	1,928,773	$ 7,715,688	$ 19,891,898
Institutional Class
Shares sold	134,946	116,587	$ 1,419,775	$ 1,207,115
Reinvestment of distributions	3,567	4,979	37,565	51,453
Shares redeemed	(43,125)	(5,077)	(453,541)	(53,156)
Net increase (decrease)	95,388	116,489	$ 1,003,799	$ 1,205,412

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	38,002	321,371	$ 412,458	$ 3,365,754
Reinvestment of distributions	7,241	13,112	78,494	137,669
Shares redeemed	(103,116)	(1,513)	(1,110,225)	(16,192)
Net increase (decrease)	(57,873)	332,970	$ (619,273)	$ 3,487,231
Municipal Income 2019
Shares sold	478,377	904,639	$ 5,169,324	$ 9,410,432
Reinvestment of distributions	16,189	22,597	175,581	237,489
Shares redeemed	(115,743)	(33,204)	(1,250,040)	(346,997)
Net increase (decrease)	378,823	894,032	$ 4,094,865	$ 9,300,924
Institutional Class
Shares sold	42,659	62,596	$ 460,888	$ 660,871
Reinvestment of distributions	6,042	12,174	65,520	127,480
Shares redeemed	(11,876)	(236)	(128,386)	(2,500)
Net increase (decrease)	36,825	74,534	$ 398,022	$ 785,851
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	53,394	262,065	$ 586,931	$ 2,777,323
Reinvestment of distributions	9,884	15,817	109,193	168,031
Shares redeemed	(13,099)	(8,644)	(143,756)	(89,539)
Net increase (decrease)	50,179	269,238	$ 552,368	$ 2,855,815
Municipal Income 2021
Shares sold	556,115	1,361,091	$ 6,127,401	$ 14,348,257
Reinvestment of distributions	21,670	28,570	239,428	304,093
Shares redeemed	(278,116)	(114,314)	(3,056,224)	(1,220,809)
Net increase (decrease)	299,669	1,275,347	$ 3,310,605	$ 13,431,541
Institutional Class
Shares sold	32,413	94,782	$ 357,852	$ 998,639
Reinvestment of distributions	8,237	15,727	90,986	166,772
Shares redeemed	(31,655)	(26,197)	(348,802)	(281,555)
Net increase (decrease)	8,995	84,312	$ 100,036	$ 883,856

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	12
Fidelity Municipal Income 2017 Fund	20
Fidelity Municipal Income 2019 Fund	47
Fidelity Municipal Income 2021 Fund	43

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 3% would mean that 97% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Semiannual Report

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMI-USAN-0213
1.926289.101

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,005.80	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,007.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,007.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,009.50	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,010.70	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,010.70	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,026.60	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,027.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,027.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,032.50	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,033.80	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,033.80	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.4	12.2
Florida	10.0	11.6
Texas	8.0	7.5
Illinois	7.2	4.3
California	7.1	4.4
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	36.9
Special Tax	15.8	8.4
Health Care	12.8	12.5
Electric Utilities	10.6	12.7
Transportation	8.2	7.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	2.4	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	2.3	2.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 7.0%	AAA 8.2%
AA,A 81.4%	AA,A 77.0%
BBB 11.4%	BBB 10.6%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Arizona - 7.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 106,649
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	505,000	555,904
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	209,250
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,939,228
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	965,674
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	342,463
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	381,017
		4,500,185
California - 7.1%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	275,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15 (a)	2,000,000	2,189,040
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	829,523
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,077,660
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	217,672
		4,589,395
Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,067,000
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	819,563
		1,886,563
Florida - 10.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,071,080
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,958
Series 2010 A1, 5% 6/1/15	150,000	163,640
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	553,015
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 360,000	$ 397,998
Series 2009 B, 5% 6/1/15	500,000	552,775
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	530,980
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	825,360
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,102,170
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,100,620
		6,438,596
Georgia - 0.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	212,990
Hawaii - 2.5%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	534,140
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,106,570
		1,640,710
Illinois - 7.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,498
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,625,670
Series 2010, 5% 1/1/15	275,000	295,675
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	275,523
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,211,394
		4,620,760
Indiana - 2.1%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,320
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	222,206
		1,323,526
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	785,415
Maryland - 0.9%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	548,959
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 4.5%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	$ 600,000	$ 666,540
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	543,795
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	563,080
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,102,620
		2,876,035
Michigan - 5.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	545,360
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	821,888
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,005,010
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,036,640
		3,408,898
Nevada - 4.9%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	194,007
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,210,880
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	757,344
		3,162,231
New Jersey - 5.0%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	655,734
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,742,308
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	547,925
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	113,568
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	162,797
		3,222,332
New Mexico - 1.5%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	998,973
Municipal Bonds - continued
	Principal Amount	Value
New York - 11.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	$ 1,085,000	$ 1,185,797
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	791,882
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	531,345
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	488,915
Series 2010 E, 5% 8/1/15	300,000	333,351
Series 2011 A, 3% 8/1/15	100,000	106,017
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,296,300
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	248,028
5% 5/1/15	1,000,000	1,089,990
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,345
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	551,255
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	624,272
		7,353,497
North Carolina - 2.9%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	652,469
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	108,469
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,098,300
		1,859,238
Ohio - 2.9%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	554,915
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	273,043
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,030,550
		1,858,508
Oklahoma - 0.9%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	550,800
Pennsylvania - 4.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	272,920
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	$ 500,000	$ 538,905
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,299,996
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	819,698
		2,931,519
Puerto Rico - 2.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,374,464
Texas - 8.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	557,385
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	109,450
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	641,497
Series A, 5% 7/1/15	125,000	138,484
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	479,205
Series 2010, 5% 5/15/15	500,000	549,815
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	546,375
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	1,002,910
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,112,260
		5,137,381
Washington - 3.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	378,627
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,581,707
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	556,830
		2,517,164
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 525,450
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $63,617,824)	64,323,589
NET OTHER ASSETS (LIABILITIES) - 0.2%	100,948
NET ASSETS - 100%	$ 64,424,537
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.2%
Special Tax	15.8%
Health Care	12.8%
Electric Utilities	10.6%
Transportation	8.2%
Education	7.7%
Water & Sewer	6.7%
Others* (Individually Less Than 5%)	3.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $63,617,824)		$ 64,323,589
Cash		1,501,862
Receivable for fund shares sold		60,165
Interest receivable		797,570
Other receivables		338
Total assets		66,683,524

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,187,620
Payable for fund shares redeemed	35,436
Distributions payable	7,843
Accrued management fee	16,234
Distribution and service plan fees payable	1,114
Other affiliated payables	10,740
Total liabilities		2,258,987

Net Assets		$ 64,424,537
Net Assets consist of:
Paid in capital		$ 63,718,223
Undistributed net investment income		3,458
Accumulated undistributed net realized gain (loss) on investments		(2,909)
Net unrealized appreciation (depreciation) on investments		705,765
Net Assets		$ 64,424,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,369,140 ÷ 523,623 shares)	$ 10.25

Maximum offering price per share (100/97.25 of $10.25)	$ 10.54
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($53,612,315 ÷ 5,228,510 shares)	$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,443,082 ÷ 530,822 shares)	$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 439,620

Expenses
Management fee	$ 92,918
Transfer agent fees	30,982
Distribution and service plan fees	6,336
Independent trustees' compensation	110
Miscellaneous	70
Total expenses before reductions	130,416
Expense reductions	(1,342)	129,074
Net investment income (loss)		310,546
Change in net unrealized appreciation (depreciation) on investment securities		102,260
Net increase (decrease) in net assets resulting from operations		$ 412,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 310,546	$ 413,471
Net realized gain (loss)	-	(2,859)
Change in net unrealized appreciation (depreciation)	102,260	559,761
Net increase (decrease) in net assets resulting from operations	412,806	970,373
Distributions to shareholders from net investment income	(310,546)	(410,012)
Share transactions - net increase (decrease)	8,576,928	39,131,397
Total increase (decrease) in net assets	8,679,188	39,691,758

Net Assets
Beginning of period	55,745,349	16,053,591
End of period (including undistributed net investment income of $3,458 and undistributed net investment income of $3,458, respectively)	$ 64,424,537	$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.040	.095	.005
Net realized and unrealized gain (loss)	.020	.191	.039
Total from investment operations	.060	.286	.044
Distributions from net investment income	(.040)	(.096)	(.004)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C, D	.58%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	.77% A	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,369	$ 5,045	$ 3,027
Portfolio turnover rate	0% A	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.053	.120	.007
Net realized and unrealized gain (loss)	.020	.192	.040
Total from investment operations	.073	.312	.047
Distributions from net investment income	(.053)	(.122)	(.007)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C	.71%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.02% A	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,612	$ 46,034	$ 10,456
Portfolio turnover rate	0% A	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.053	.121	.007
Net realized and unrealized gain (loss)	.020	.191	.040
Total from investment operations	.073	.312	.047
Distributions from net investment income	(.053)	(.122)	(.007)
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.04
Total Return B, C	.71%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.02% A	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,443	$ 4,667	$ 2,572
Portfolio turnover rate	0% A	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.1	17.0
Florida	14.7	12.1
Pennsylvania	8.5	5.0
Michigan	6.9	5.6
New Jersey	5.3	6.8
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.9	40.6
Health Care	18.2	14.6
Special Tax	12.1	8.6
Electric Utilities	10.7	9.5
Education	6.7	6.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	4.4	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	3.9	4.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 3.2%	AAA 4.1%
AA,A 82.5%	AA,A 82.9%
BBB 10.9%	BBB 7.0%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 2.0%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 588,355
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	291,803
		880,158
California - 17.1%
California Gen. Oblig. 5% 3/1/17	215,000	248,987
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	705,228
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17 (a)	1,000,000	1,158,920
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,103,810
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	566,665
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	289,638
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	587,425
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	581,105
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,506,121
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	164,190
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	437,084
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	343,254
		7,692,427
Connecticut - 3.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	480,000	488,390
Series D, 5% 7/1/17	1,000,000	1,132,400
		1,620,790
Florida - 14.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	572,695
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	837,861
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	583,555
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	$ 1,000,000	$ 1,162,820
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,161,400
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,183,750
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	573,620
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	295,938
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	220,786
		6,592,425
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	230,464
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	287,658
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/17	515,000	592,137
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	506,836
		1,617,095
Illinois - 4.8%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	394,787
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	232,374
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,137,100
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	284,100
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	116,833
		2,165,194
Indiana - 1.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	509,735
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	224,058
		733,793
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	$ 500,000	$ 553,410
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	559,645
		1,113,055
Massachusetts - 5.0%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	956,760
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,179,420
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	117,574
		2,253,754
Michigan - 6.9%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,706,201
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,113,440
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	261,344
		3,080,985
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	578,495
New Jersey - 5.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,129,770
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	353,826
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	325,598
Series 2011 B, 5% 6/15/17	500,000	581,805
		2,390,999
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	607,030
New York - 5.2%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	354,104
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	799,333
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	469,134
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 116,624
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	581,105
		2,320,300
North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	430,445
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	440,085
		870,530
Ohio - 2.0%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	112,597
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	146,664
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	659,220
		918,481
Pennsylvania - 8.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	344,073
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	983,910
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,102,310
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,401,448
		3,831,741
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	265,068
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,518
Texas - 4.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	590,700
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	421,366
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	$ 500,000	$ 570,830
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	589,460
		2,172,356
Utah - 0.9%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	400,348
Washington - 1.3%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	276,640
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,523
		569,163
Wisconsin - 1.3%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	560,160
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $42,433,865)	43,378,865
NET OTHER ASSETS (LIABILITIES) - 3.4%	1,525,761
NET ASSETS - 100%	$ 44,904,626
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.9%
Health Care	18.2%
Special Tax	12.1%
Electric Utilities	10.7%
Education	6.7%
Transportation	5.7%
Others* (Individually Less Than 5%)	12.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,433,865)		$ 43,378,865
Cash		2,209,747
Receivable for fund shares sold		15,000
Interest receivable		502,161
Other receivables		382
Total assets		46,106,155

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,159,370
Payable for fund shares redeemed	16,485
Distributions payable	6,185
Accrued management fee	11,117
Distribution and service plan fees payable	1,052
Other affiliated payables	7,320
Total liabilities		1,201,529

Net Assets		$ 44,904,626
Net Assets consist of:
Paid in capital		$ 43,961,929
Undistributed net investment income		1,840
Accumulated undistributed net realized gain (loss) on investments		(4,143)
Net unrealized appreciation (depreciation) on investments		945,000
Net Assets		$ 44,904,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,982,598 ÷ 474,862 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($35,072,175 ÷ 3,342,721 shares)	$ 10.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,849,853 ÷ 462,234 shares)	$ 10.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 388,109

Expenses
Management fee	$ 60,627
Transfer agent fees	20,216
Distribution and service plan fees	5,434
Independent trustees' compensation	71
Miscellaneous	43
Total expenses before reductions	86,391
Expense reductions	(1,178)	85,213
Net investment income (loss)		302,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(41)
Change in net unrealized appreciation (depreciation) on investment securities		77,301
Net gain (loss)		77,260
Net increase (decrease) in net assets resulting from operations		$ 380,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 302,896	$ 389,958
Net realized gain (loss)	(41)	39,482
Change in net unrealized appreciation (depreciation)	77,301	882,867
Net increase (decrease) in net assets resulting from operations	380,156	1,312,307
Distributions to shareholders from net investment income	(302,899)	(388,113)
Distributions to shareholders from net realized gain	(42,129)	-
Total distributions	(345,028)	(388,113)
Share transactions - net increase (decrease)	9,714,317	22,310,865
Redemption fees	76	273
Total increase (decrease) in net assets	9,749,521	23,235,332

Net Assets
Beginning of period	35,155,105	11,919,773
End of period (including undistributed net investment income of $1,840 and undistributed net investment income of $1,843, respectively)	$ 44,904,626	$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.067	.150	.012
Net realized and unrealized gain (loss)	.032	.480	(.011)
Total from investment operations	.099	.630	.001
Distributions from net investment income	(.067)	(.150)	(.011)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.079)	(.150)	(.011)
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C, D	.95%	6.34%	.01%
Ratios to Average Net Assets H
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	1.27% A	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,983	$ 3,986	$ 2,618
Portfolio turnover rate	0% A, F	5%	0% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount represents less than 1%.

G For the period May 19, 2011 (commencement of operations) to June 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.080	.176	.014
Net realized and unrealized gain (loss)	.033	.480	(.010)
Total from investment operations	.113	.656	.004
Distributions from net investment income	(.081)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.093)	(.176)	(.014)
Redemption fees added to paid in capital D	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C	1.07%	6.61%	.04%
Ratios to Average Net Assets G
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.51% A	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,072	$ 27,328	$ 6,801
Portfolio turnover rate	0% A, E	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.080	.176	.015
Net realized and unrealized gain (loss)	.033	.480	(.011)
Total from investment operations	.113	.656	.004
Distributions from net investment income	(.081)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.093)	(.176)	(.014)
Redemption fees added to paid in capital D	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.47	$ 9.99
Total Return B, C	1.07%	6.61%	.04%
Ratios to Average Net Assets G
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	1.51% A	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,850	$ 3,841	$ 2,500
Portfolio turnover rate	0% A, E	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	15.4	13.4
New York	12.9	6.6
California	8.0	9.1
Illinois	7.6	8.6
Michigan	6.6	7.4
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.6	34.6
Special Tax	18.4	24.0
Transportation	13.6	8.3
Health Care	10.7	11.9
Education	5.7	5.9
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.5	5.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 8.9%	AAA 10.1%
AA,A 84.2%	AA,A 82.7%
BBB 3.3%	BBB 3.7%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 5.8%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 742,324
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	736,932
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	573,505
		2,052,761
California - 8.0%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,255,143
California Gen. Oblig. 5.5% 4/1/19	500,000	619,740
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	583,265
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	394,335
		2,852,483
Florida - 15.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,191,180
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	292,763
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	610,285
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	967,624
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,206,110
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	587,940
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	620,490
		5,476,392
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	239,904
Illinois - 7.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,174,160
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 382,437
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,151,080
		2,707,677
Indiana - 0.9%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	309,335
Iowa - 2.7%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	978,054
Maryland - 5.4%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	724,019
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,183,540
		1,907,559
Massachusetts - 3.5%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,235,270
Michigan - 6.6%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,177,380
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,171,540
		2,348,920
Minnesota - 3.5%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	752,973
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	490,639
		1,243,612
New Jersey - 4.7%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	716,193
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	594,240
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	367,743
		1,678,176
New Mexico - 2.1%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	739,032
Municipal Bonds - continued
	Principal Amount	Value
New York - 12.9%
New York City Gen. Oblig. Series 2011 E, 5% 8/1/19	$ 1,000,000	$ 1,224,670
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	616,840
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,219,040
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,219,400
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	314,985
		4,594,935
Ohio - 2.8%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	980,513
Pennsylvania - 5.8%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	117,384
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	213,835
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	947,360
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	779,384
		2,057,963
Texas - 4.2%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	304,840
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	589,560
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	616,570
		1,510,970
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	130,458
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.4%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,221,960
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $32,337,991)	34,265,974
NET OTHER ASSETS (LIABILITIES) - 3.6%	1,296,707
NET ASSETS - 100%	$ 35,562,681
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.6%
Special Tax	18.4%
Transportation	13.6%
Health Care	10.7%
Education	5.7%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	8.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,337,991)		$ 34,265,974
Cash		867,219
Receivable for fund shares sold		25,000
Interest receivable		467,469
Other receivables		196
Total assets		35,625,858

Liabilities
Payable for fund shares redeemed	$ 41,092
Distributions payable	5,568
Accrued management fee	8,864
Transfer agent fee payable	5,875
Distribution and service plan fees payable	1,778
Total liabilities		63,177

Net Assets		$ 35,562,681
Net Assets consist of:
Paid in capital		$ 33,635,709
Undistributed net investment income		2,105
Accumulated undistributed net realized gain (loss) on investments		(3,116)
Net unrealized appreciation (depreciation) on investments		1,927,983
Net Assets		$ 35,562,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,535,711 ÷ 786,849 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($20,313,688 ÷ 1,872,584 shares)	$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,713,282 ÷ 618,848 shares)	$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 427,605

Expenses
Management fee	$ 50,261
Transfer agent fees	16,755
Distribution and service plan fees	10,661
Independent trustees' compensation	60
Miscellaneous	39
Total expenses before reductions	77,776
Expense reductions	(641)	77,135
Net investment income (loss)		350,470
Change in net unrealized appreciation (depreciation) on investment securities		513,107
Net increase (decrease) in net assets resulting from operations		$ 863,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 350,470	$ 528,479
Net realized gain (loss)	-	(3,115)
Change in net unrealized appreciation (depreciation)	513,107	1,495,376
Net increase (decrease) in net assets resulting from operations	863,577	2,020,740
Distributions to shareholders from net investment income	(350,474)	(526,282)
Distributions to shareholders from net realized gain	-	(1,306)
Total distributions	(350,474)	(527,588)
Share transactions - net increase (decrease)	3,873,614	13,574,006
Redemption fees	5	78
Total increase (decrease) in net assets	4,386,722	15,067,236

Net Assets
Beginning of period	31,175,959	16,108,723
End of period (including undistributed net investment income of $2,105 and undistributed net investment income of $2,109, respectively)	$ 35,562,681	$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.215	.017
Net realized and unrealized gain (loss)	.180	.721	(.051)
Total from investment operations	.283	.936	(.034)
Distributions from net investment income	(.103)	(.215)	(.016)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.103)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C, D	2.66%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.64% A
Net investment income (loss)	1.89% A	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,536	$ 9,017	$ 5,092
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.117	.242	.019
Net realized and unrealized gain (loss)	.180	.720	(.050)
Total from investment operations	.297	.962	(.031)
Distributions from net investment income	(.117)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.117)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C	2.79%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.14% A	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,314	$ 15,946	$ 5,967
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.117	.241	.019
Net realized and unrealized gain (loss)	.180	.721	(.050)
Total from investment operations	.297	.962	(.031)
Distributions from net investment income	(.117)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.117)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.85	$ 10.67	$ 9.95
Total Return B, C	2.79%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.14% A	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,713	$ 6,213	$ 5,050
Portfolio turnover rate	0% A	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	12.7	14.0
New Jersey	12.6	14.0
Texas	10.9	9.6
Florida	8.4	7.7
New York	6.9	3.7
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.7	48.5
Health Care	17.5	14.5
Special Tax	10.6	9.6
Electric Utilities	9.3	7.8
Education	6.8	7.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	8.4	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	7.0	7.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 5.2%	AAA 5.8%
AA,A 85.6%	AA,A 87.9%
BBB 5.7%	BBB 1.6%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 702,139
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	362,415
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	617,210
		1,681,764
California - 12.7%
California Gen. Oblig. 5% 3/1/21	600,000	721,254
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	597,495
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	590,100
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,172,960
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	313,630
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	619,030
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	126,628
Series 2011 C, 5% 5/1/21 (b)	500,000	604,685
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,328
		5,043,110
Florida - 8.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	604,455
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	302,743
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	923,603
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	916,395
Series 2012 A, 5% 7/1/21	500,000	610,930
		3,358,126
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	310,983
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	508,490
		819,473
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.0%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 605,450
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	572,260
		1,177,710
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	243,452
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	308,328
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	380,142
		931,922
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	579,357
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	250,546
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	488,128
		1,318,031
Michigan - 6.5%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	597,970
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	256,240
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	594,875
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,134,910
		2,583,995
Minnesota - 5.0%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	604,220
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,371,263
		1,975,483
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	618,180
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	306,908
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 12.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 1,000,000	$ 807,330
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,471,314
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	648,194
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,201,220
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	904,013
		5,032,071
New York - 6.9%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	578,940
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	852,715
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	695,826
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	620,300
		2,747,781
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	240,852
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,238,960
		1,479,812
Pennsylvania - 4.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	422,693
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	594,560
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	600,970
		1,618,223
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	871,038
Texas - 10.9%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	546,887
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	923,663
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	$ 445,000	$ 520,423
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	312,735
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	599,330
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	241,978
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	575,280
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	634,435
		4,354,731
Washington - 3.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	816,116
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	164,876
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	305,828
		1,286,820
Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,244,230
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $35,921,615)	38,449,408
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,385,202
NET ASSETS - 100%	$ 39,834,610
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.7%
Health Care	17.5%
Special Tax	10.6%
Electric Utilities	9.3%
Education	6.8%
Others* (Individually Less Than 5%)	12.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,921,615)		$ 38,449,408
Cash		991,594
Receivable for fund shares sold		215,000
Interest receivable		489,481
Other receivables		247
Total assets		40,145,730

Liabilities
Payable for fund shares redeemed	$ 277,624
Distributions payable	14,779
Accrued management fee	10,077
Distribution and service plan fees payable	1,937
Other affiliated payables	6,703
Total liabilities		311,120

Net Assets		$ 39,834,610
Net Assets consist of:
Paid in capital		$ 37,305,908
Undistributed net investment income		2,784
Accumulated undistributed net realized gain (loss) on investments		(1,875)
Net unrealized appreciation (depreciation) on investments		2,527,793
Net Assets		$ 39,834,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,266,147 ÷ 838,422 shares)	$ 11.05

Maximum offering price per share (100/97.25 of $11.05)	$ 11.36
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($23,978,331 ÷ 2,169,624 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,590,132 ÷ 596,290 shares)	$ 11.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 545,239

Expenses
Management fee	$ 57,250
Transfer agent fees	19,083
Distribution and service plan fees	11,196
Independent trustees' compensation	68
Miscellaneous	44
Total expenses before reductions	87,641
Expense reductions	(587)	87,054
Net investment income (loss)		458,185
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,225
Change in net unrealized appreciation (depreciation) on investment securities		727,916
Net gain (loss)		752,141
Net increase (decrease) in net assets resulting from operations		$ 1,210,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 458,185	$ 668,595
Net realized gain (loss)	24,225	104,127
Change in net unrealized appreciation (depreciation)	727,916	1,873,939
Net increase (decrease) in net assets resulting from operations	1,210,326	2,646,661
Distributions to shareholders from net investment income	(458,201)	(665,786)
Distributions to shareholders from net realized gain	(68,695)	(62,049)
Total distributions	(526,896)	(727,835)
Share transactions - net increase (decrease)	3,963,009	17,171,212
Redemption fees	863	802
Total increase (decrease) in net assets	4,647,302	19,090,840

Net Assets
Beginning of period	35,187,308	16,096,468
End of period (including undistributed net investment income of $2,784 and undistributed net investment income of $2,800, respectively)	$ 39,834,610	$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.122	.248	.017
Net realized and unrealized gain (loss)	.230	.906	(.040)
Total from investment operations	.352	1.154	(.023)
Distributions from net investment income	(.122)	(.248)	(.017)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.142)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C, D	3.25%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.63% A
Net investment income (loss)	2.19% A	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,266	$ 8,546	$ 5,168
Portfolio turnover rate	8% A	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.135	.275	.019
Net realized and unrealized gain (loss)	.231	.905	(.040)
Total from investment operations	.366	1.180	(.021)
Distributions from net investment income	(.136)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.156)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C	3.38%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.44% A	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,978	$ 20,274	$ 5,921
Portfolio turnover rate	8% A	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.136	.274	.020
Net realized and unrealized gain (loss)	.230	.906	(.041)
Total from investment operations	.366	1.180	(.021)
Distributions from net investment income	(.136)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.156)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 11.05	$ 10.84	$ 9.96
Total Return B, C	3.38%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.39% A
Net investment income (loss)	2.44% A	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,590	$ 6,367	$ 5,008
Portfolio turnover rate	8% A	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV)include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 63,617,824	$ 722,621	$ (16,856)	$ 705,765
Fidelity Municipal Income 2017 Fund	42,433,865	1,019,188	(74,188)	945,000
Fidelity Municipal Income 2019 Fund	32,337,991	1,943,317	(15,334)	1,927,983
Fidelity Municipal Income 2021 Fund	35,921,615	2,531,907	(4,114)	2,527,793

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

No expiration Short-term
Fidelity Municipal Income 2015 Fund	$ (2,859)
Fidelity Municipal Income 2019 Fund	(3,115)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	11,624,194	-
Fidelity Municipal Income 2017 Fund	10,666,593	20,000
Fidelity Municipal Income 2019 Fund	3,894,936	-
Fidelity Municipal Income 2021 Fund	5,886,391	1,543,350

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 6,336	$ 4,725
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 5,434	$ 4,513
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 10,661	$ 7,193
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 11,196	$ 8,048

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 25
Fidelity Municipal Income 2017 Fund
Class A	$ 44
Fidelity Municipal Income 2019 Fund
Class A	$ 148
Fidelity Municipal Income 2021 Fund
Class A	$ 299

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 2,534
Municipal Income 2015	25,831
Institutional Class	2,617
$ 30,982
Fidelity Municipal Income 2017 Fund
Class A	$ 2,172
Municipal Income 2017	15,729
Institutional Class	2,315
$ 20,216
Fidelity Municipal Income 2019 Fund
Class A	$ 4,265
Municipal Income 2019	9,280
Institutional Class	3,210
$ 16,755
Fidelity Municipal Income 2021 Fund
Class A	$ 4,479
Municipal Income 2021	11,346
Institutional Class	3,258
$ 19,083

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 70
Fidelity Municipal Income 2017 Fund	43
Fidelity Municipal Income 2019 Fund	39
Fidelity Municipal Income 2021 Fund	44

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 1,342
Fidelity Municipal Income 2017 Fund	1,178
Fidelity Municipal Income 2019 Fund	641
Fidelity Municipal Income 2021 Fund	587

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 19,598	$ 40,376
Municipal Income 2015	264,187	329,304
Institutional Class	26,761	40,332
Total	$ 310,546	$ 410,012

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 27,627	$ 49,518
Municipal Income 2017	239,955	285,696
Institutional Class	35,317	52,899
Total	$ 302,899	$ 388,113
From net realized gain
Class A	$ 4,576	$ -
Municipal Income 2017	32,628	-
Institutional Class	4,925	-
Total	$ 42,129	$ -
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 81,533	$ 141,375
Municipal Income 2019	199,742	256,042
Institutional Class	69,199	128,865
Total	$ 350,474	$ 526,282
From net realized gain
Class A	$ -	$ 375
Municipal Income 2019	-	612
Institutional Class	-	319
Total	$ -	$ 1,306
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 98,938	$ 157,950
Municipal Income 2021	279,026	354,597
Institutional Class	80,237	153,239
Total	$ 458,201	$ 665,786
From net realized gain
Class A	$ 16,021	$ 15,383
Municipal Income 2021	40,845	31,859
Institutional Class	11,829	14,807
Total	$ 68,695	$ 62,049

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	92,161	210,061	$ 946,201	$ 2,132,789
Reinvestment of distributions	1,762	3,764	18,089	38,320
Shares redeemed	(63,244)	(22,350)	(648,952)	(228,830)
Net increase (decrease)	30,679	191,475	$ 315,338	$ 1,942,279
Municipal Income 2015
Shares sold	1,517,332	3,955,174	$ 15,570,940	$ 40,231,306
Reinvestment of distributions	22,298	28,918	228,883	294,831
Shares redeemed	(809,519)	(527,182)	(8,306,053)	(5,374,030)
Net increase (decrease)	730,111	3,456,910	$ 7,493,770	$ 35,152,107
Institutional Class
Shares sold	141,993	222,413	$ 1,456,938	$ 2,267,854
Reinvestment of distributions	2,023	3,648	20,766	37,140
Shares redeemed	(69,200)	(26,203)	(709,884)	(267,983)
Net increase (decrease)	74,816	199,858	$ 767,820	$ 2,037,011
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	140,408	152,768	$ 1,480,427	$ 1,573,497
Reinvestment of distributions	2,928	4,565	30,836	47,213
Shares redeemed	(49,071)	(38,920)	(516,433)	(407,155)
Net increase (decrease)	94,265	118,413	$ 994,830	$ 1,213,555
Municipal Income 2017
Shares sold	984,888	2,007,948	$ 10,366,820	$ 20,712,587
Reinvestment of distributions	22,842	25,104	240,586	260,179
Shares redeemed	(274,853)	(104,279)	(2,891,718)	(1,080,868)
Net increase (decrease)	732,877	1,928,773	$ 7,715,688	$ 19,891,898
Institutional Class
Shares sold	134,946	116,587	$ 1,419,775	$ 1,207,115
Reinvestment of distributions	3,567	4,979	37,565	51,453
Shares redeemed	(43,125)	(5,077)	(453,541)	(53,156)
Net increase (decrease)	95,388	116,489	$ 1,003,799	$ 1,205,412

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	38,002	321,371	$ 412,458	$ 3,365,754
Reinvestment of distributions	7,241	13,112	78,494	137,669
Shares redeemed	(103,116)	(1,513)	(1,110,225)	(16,192)
Net increase (decrease)	(57,873)	332,970	$ (619,273)	$ 3,487,231
Municipal Income 2019
Shares sold	478,377	904,639	$ 5,169,324	$ 9,410,432
Reinvestment of distributions	16,189	22,597	175,581	237,489
Shares redeemed	(115,743)	(33,204)	(1,250,040)	(346,997)
Net increase (decrease)	378,823	894,032	$ 4,094,865	$ 9,300,924
Institutional Class
Shares sold	42,659	62,596	$ 460,888	$ 660,871
Reinvestment of distributions	6,042	12,174	65,520	127,480
Shares redeemed	(11,876)	(236)	(128,386)	(2,500)
Net increase (decrease)	36,825	74,534	$ 398,022	$ 785,851
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	53,394	262,065	$ 586,931	$ 2,777,323
Reinvestment of distributions	9,884	15,817	109,193	168,031
Shares redeemed	(13,099)	(8,644)	(143,756)	(89,539)
Net increase (decrease)	50,179	269,238	$ 552,368	$ 2,855,815
Municipal Income 2021
Shares sold	556,115	1,361,091	$ 6,127,401	$ 14,348,257
Reinvestment of distributions	21,670	28,570	239,428	304,093
Shares redeemed	(278,116)	(114,314)	(3,056,224)	(1,220,809)
Net increase (decrease)	299,669	1,275,347	$ 3,310,605	$ 13,431,541
Institutional Class
Shares sold	32,413	94,782	$ 357,852	$ 998,639
Reinvestment of distributions	8,237	15,727	90,986	166,772
Shares redeemed	(31,655)	(26,197)	(348,802)	(281,555)
Net increase (decrease)	8,995	84,312	$ 100,036	$ 883,856

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	12
Fidelity Municipal Income 2017 Fund	20
Fidelity Municipal Income 2019 Fund	47
Fidelity Municipal Income 2021 Fund	43

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 3% would mean that 97% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Semiannual Report

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMII-USAN-0213
1.926280.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 21, 2013